Summary of Short-term Investments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	$ 8,611
Gross unrealized gains	0
Gross unrealized losses	(3)
Fair value	8,608
Certificates of Deposit [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	1,462
Gross unrealized gains	0
Gross unrealized losses	0
Fair value	1,462
Corporate Debt Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	7,149
Gross unrealized gains	0
Gross unrealized losses	(3)
Fair value	$ 7,146